UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 7

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2014

Date of reporting period:	2/28/2014

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON VALUE FUND

SEMIANNUAL REPORT • FEBRUARY 28, 2014

Fund Type

Large Cap Stock

Objective

Capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of February 28, 2014, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2014 Prudential Financial, Inc., and its related entities. Prudential Investments LLC, Prudential, Jennison Associates, Jennison, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

April 15, 2014

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Value Fund informative and useful. The report covers performance for the six-month period that ended February 28, 2014.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Value Fund

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison Value Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 2/28/14
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	13.05%	27.32%	156.52%	106.21%	—
Class B	12.64	26.40	147.56	91.86	—
Class C	12.65	26.42	147.44	91.75	—
Class Q	13.30	27.88	N/A	N/A	52.30% (10/31/11)
Class R	12.94	27.00	153.91	N/A	80.57 (6/3/05)
Class X	13.04	27.28	157.60	N/A	38.50 (3/16/07)
Class Z	13.22	27.70	160.18	111.91	—
Russell 1000® Value Index	13.46	23.44	183.63	101.09	—
S&P 500 Index	15.05	25.36	181.34	99.67	—
Lipper Large-Cap Value Funds Average	13.17	24.14	164.63	87.51	—
Lipper Multi-Cap Core Funds Average	15.40	26.26	175.43	101.79	—

Average Annual Total Returns (With Sales Charges) as of 3/31/14
		One Year	Five Years	Ten Years	Since Inception
Class A		16.28%	17.80%	7.00%	—
Class B		17.24	18.19	6.85	—
Class C		21.19	18.30	6.84	—
Class Q		23.52	N/A	N/A	19.19% (10/31/11)
Class R		22.75	18.88	N/A	6.96 (6/3/05)
Class X		17.07	18.93	N/A	4.69 (3/16/07)
Class Z		23.42	19.48	7.91	—
Russell 1000 Value Index		21.57	21.75	7.58	—
S&P 500 Index		21.84	21.14	7.41	—
Lipper Large-Cap Value Funds Average		21.83	19.83	6.76	—
Lipper Multi-Cap Core Funds Average		22.19	20.60	7.25	—

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Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or sale proceeds)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5) 1% (Yr. 6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	None	.75% (.50% currently)	None

Note: Class X shares are no longer issued and no Class X shares are outstanding. Class X share performance is shown for historical periods during which time Class X shares were outstanding.

Benchmark Definitions

Russell 1000 Value Index

The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. Russell 1000 Value Index Closest Month-End to Inception cumulative total returns as of 2/28/14 are 59.02% for Class Q; 78.24% for Class R; and 35.42% for Class X. Russell 1000 Value Index Closest Month-End to Inception average annual total returns as of 3/31/14 are 22.35% for Class Q; 7.05% for Class R; and 4.78% for Class X.

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total returns as of 2/28/14 are 56.23% for Class Q; 87.73% for Class R; and 52.11% for Class X. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/14 are 20.69% for Class Q; 7.49% for Class R; and 6.30% for Class X.

Prudential Jennison Value Fund	3

Your Fund’s Performance (continued)

Lipper Large-Cap Value Funds Average

The Lipper Large-Cap Value Funds Average represents returns based on the average return of all funds in the Lipper Large-Cap Value Funds category for the periods noted. Funds in the Lipper Large-Cap Value Funds Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap value funds typically have a lower-than-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. Although Lipper classifies the Fund in the Lipper Multi-Cap Value Funds Category, the returns for the Lipper Large-Cap Value Funds Average are also shown, as the Fund’s investment manager believes that the Lipper Large-Cap Value Funds Average is more consistent with the management of the Fund. Lipper Large-Cap Value Funds Average Closest Month-End to Inception cumulative total returns as of 2/28/14 are 54.20% for Class Q; 70.59% for Class R; and 34.09% for Class X. Lipper Large-Cap Value Funds Average Closest Month-End to Inception average annual total returns as of 3/31/14 are 20.64% for Class Q; 6.40% for Class R; and 4.49% for Class X.

Lipper Multi-Cap Core Funds Average

Funds in the Lipper Multi-Cap Core Funds Average are funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. Lipper Multi-Cap Core Funds Average Closest Month-End to Inception cumulative total returns as of 2/28/14 are 53.92% for Class Q; 86.31% for Class R; and 47.13% for Class X. Lipper Multi-Cap Core Funds Average Closest Month-End to Inception average annual total returns as of 3/31/14 are 19.85% for Class Q; 7.21% for Class R; and 5.56% for Class X.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 2/28/14
Wells Fargo & Co., Banks	3.0%
JP Morgan Chase & Co., Diversified Financial Services	2.9
Mylan, Inc., Pharmaceuticals	2.7
Liberty Global PLC (Class C Stock), Media	2.6
Flextronics International Ltd., Electronic Equipment, Instruments, & Components	2.4

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 2/28/14
Oil, Gas, & Consumable Fuels	11.8%
Pharmaceuticals	10.4
Diversified Financial Services	6.6
Banks	5.1
Healthcare Providers & Services	5.0

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on September 1, 2013, at the beginning of the period, and held through the six-month period ended February 28, 2014. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider

Prudential Jennison Value Fund	5

Fees and Expenses (continued)

the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Value Fund		Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,130.50	1.08%	$5.71
	Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41

Class B	Actual	$1,000.00	$1,126.40	1.78%	$9.38
	Hypothetical	$1,000.00	$1,015.97	1.78%	$8.90

Class C	Actual	$1,000.00	$1,126.50	1.78%	$9.39
	Hypothetical	$1,000.00	$1,015.97	1.78%	$8.90

Class Q	Actual	$1,000.00	$1,133.00	0.64%	$3.38
	Hypothetical	$1,000.00	$1,021.62	0.64%	$3.21

Class R	Actual	$1,000.00	$1,129.40	1.28%	$6.76
	Hypothetical	$1,000.00	$1,018.45	1.28%	$6.41

Class X	Actual	$1,000.00	$1,130.40	1.03%	$5.44
	Hypothetical	$1,000.00	$1,019.69	1.03%	$5.16

Class Z	Actual	$1,000.00	$1,132.20	0.78%	$4.12
	Hypothetical	$1,000.00	$1,020.93	0.78%	$3.91

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended February 28, 2014, and divided by 365 days. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the period ended February 28, 2014, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.08%	1.08%
B	1.78	1.78
C	1.78	1.78
Q	0.64	0.64
R	1.53	1.28
X	1.03	1.03
Z	0.78	0.78

Net operating expenses shown above reflect fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Value Fund	7

Portfolio of Investments

as of February 28, 2014 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 97.7%

COMMON STOCKS 97.7%

Aerospace & Defense 1.8%
98,989	Boeing Co. (The)	$12,761,662

Airlines 2.8%
205,546	American Airlines Group, Inc.*(a)	7,590,814
264,680	United Continental Holdings, Inc.*	11,900,013

		19,490,827

Auto Components 1.6%
140,064	Lear Corp.	11,373,197

Automobiles 1.0%
203,265	General Motors Co.*	7,358,193

Banks 5.1%
177,078	PNC Financial Services Group, Inc. (The)	14,481,439
454,956	Wells Fargo & Co.	21,119,057

		35,600,496

Capital Markets 4.2%
93,743	Goldman Sachs Group, Inc. (The)	15,603,522
441,686	Morgan Stanley	13,603,929

		29,207,451

Communications Equipment 1.3%
644,734	JDS Uniphase Corp.*	8,884,434

Consumer Finance 3.1%
125,000	Capital One Financial Corp.	9,178,750
121,691	Santander Consumer USA Holdings, Inc.*	3,082,433
395,113	SLM Corp.	9,459,005

		21,720,188

Diversified Financial Services 6.6%
316,331	Citigroup, Inc.	15,383,176
303,894	ING US, Inc.	10,900,678
355,179	JPMorgan Chase & Co.	20,181,271

		46,465,125

See Notes to Financial Statements.

Prudential Jennison Value Fund	9

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Diversified Telecommunication Services 2.9%
300,600	CenturyLink, Inc.(a)	$9,396,756
388,693	Vivendi SA (France)	11,083,837

		20,480,593

Electronic Equipment, Instruments & Components 2.4%
1,857,567	Flextronics International Ltd.*	16,625,225

Energy Equipment & Services 1.5%
189,575	Halliburton Co.	10,805,775

Food & Staples Retailing 1.8%
99,897	CVS Caremark Corp.	7,306,467
67,352	Wal-Mart Stores, Inc.	5,031,194

		12,337,661

Food Products 3.9%
145,686	Bunge Ltd.	11,598,062
165,269	ConAgra Foods, Inc.	4,693,640
321,359	Mondelez International, Inc. (Class A Stock)	10,935,847

		27,227,549

Health Care Providers & Services 5.0%
117,990	Cigna Corp.	9,390,824
206,062	Express Scripts Holding Co.*	15,518,529
194,373	HCA Holdings, Inc.*	9,951,898

		34,861,251

Hotels, Restaurants & Leisure 4.0%
283,037	Carnival Corp.	11,225,248
71,108	Hilton Worldwide Holdings, Inc.*	1,589,975
150,583	Hyatt Hotels Corp. (Class A Stock)*	7,854,409
470,667	International Game Technology	7,102,365

		27,771,997

Independent Power and Renewable Electricity Producers 1.7%
639,302	Calpine Corp.*	12,178,703

Industrial Conglomerates 1.0%
53,180	Siemens AG (Germany), ADR(a)	7,079,853

See Notes to Financial Statements.

10

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Insurance 4.0%
277,824	MetLife, Inc.	$14,077,342
77,980	Travelers Cos., Inc. (The)	6,537,843
234,392	XL Group PLC (Ireland)	7,125,517

		27,740,702

Internet Software & Services 2.1%
12,260	Google, Inc. (Class A Stock)*	14,903,869

Machinery 2.0%
34,567	Caterpillar, Inc.	3,351,962
100,265	SPX Corp.	10,796,535

		14,148,497

Media 4.2%
224,619	Comcast Corp. (Class A Stock)	11,610,556
212,608	Liberty Global PLC (United Kingdom) (Class C Stock)*	17,999,393

		29,609,949

Metals & Mining 2.0%
513,723	Goldcorp, Inc. (Canada)	13,834,560

Oil, Gas & Consumable Fuels 11.8%
120,190	Anadarko Petroleum Corp.	10,115,191
600,295	Denbury Resources, Inc.	9,820,826
46,791	EOG Resources, Inc.	8,863,151
381,464	Marathon Oil Corp.	12,779,044
79,826	Marathon Petroleum Corp.	6,705,384
198,508	Noble Energy, Inc.	13,649,410
104,691	Occidental Petroleum Corp.	10,104,775
328,419	Suncor Energy, Inc. (Canada)	10,850,964

		82,888,745

Personal Products 1.2%
535,144	Avon Products, Inc.	8,278,678

Pharmaceuticals 10.4%
47,220	Actavis PLC*	10,427,120
72,006	Bayer AG (Germany), ADR	10,168,687
178,658	Merck & Co., Inc.	10,181,720
344,216	Mylan, Inc.*(a)	19,128,083

See Notes to Financial Statements.

Prudential Jennison Value Fund	11

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Pharmaceuticals (cont’d.)
70,572	Shire PLC (Ireland), ADR	$11,654,966
220,177	Teva Pharmaceutical Industries Ltd. (Israel), ADR	10,984,631

		72,545,207

Road & Rail 3.4%
459,110	Hertz Global Holdings, Inc.*	12,859,671
60,239	Union Pacific Corp.	10,865,911

		23,725,582

Semiconductors & Semiconductor Equipment 1.5%
553,059	Applied Materials, Inc.	10,485,999

Software 1.0%
186,376	Microsoft Corp.	7,140,064

Specialty Retail 0.4%
44,348	Bed Bath & Beyond, Inc.*(a)	3,007,681

Technology Hardware, Storage & Peripherals 2.0%
13,020	Apple, Inc.	6,851,645
272,452	EMC Corp.	7,184,559

		14,036,204

Wireless Telecommunication Services
297,124	NII Holdings, Inc.*	341,693

	TOTAL LONG-TERM INVESTMENTS (cost $468,407,512)	684,917,610

SHORT-TERM INVESTMENT 6.4%

AFFILIATED MONEY MARKET MUTUAL FUND
44,728,481	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $44,728,481; includes $29,513,410 of cash collateral received for securities on loan) (Note 3)(b)(c)	44,728,481

	TOTAL INVESTMENTS 104.1% (cost $513,135,993; Note 5)	729,646,091
	Liabilities in excess of other assets (4.1)%	(29,036,584)

	NET ASSETS 100.0%	$700,609,507

See Notes to Financial Statements.

12

The following abbreviation is used in the Portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $29,071,656; cash collateral of $29,513,410 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$12,761,662	$—	$—
Airlines	19,490,827	—	—
Auto Components	11,373,197	—	—
Automobiles	7,358,193	—	—
Banks	35,600,496	—	—
Capital Markets	29,207,451	—	—
Communications Equipment	8,884,434	—	—
Consumer Finance	21,720,188	—	—
Diversified Financial Services	46,465,125	—	—
Diversified Telecommunication Services	9,396,756	11,083,837	—
Electronic Equipment, Instruments & Components	16,625,225	—	—
Energy Equipment & Services	10,805,775	—	—
Food & Staples Retailing	12,337,661	—	—
Food Products	27,227,549	—	—

See Notes to Financial Statements.

Prudential Jennison Value Fund	13

Portfolio of Investments

as of February 28, 2014 (Unaudited) continued

	Level 1	Level 2	Level 3
Health Care Providers & Services	$34,861,251	$—	$—
Hotels, Restaurants & Leisure	27,771,997	—	—
Independent Power and Renewable Electricity Producers	12,178,703	—	—
Industrial Conglomerates	7,079,853	—	—
Insurance	27,740,702	—	—
Internet Software & Services	14,903,869	—	—
Machinery	14,148,497	—	—
Media	29,609,949	—	—
Metals & Mining	13,834,560	—	—
Oil, Gas & Consumable Fuels	82,888,745	—	—
Personal Products	8,278,678	—	—
Pharmaceuticals	72,545,207	—	—
Road & Rail	23,725,582	—	—
Semiconductors & Semiconductor Equipment	10,485,999	—	—
Software	7,140,064	—	—
Specialty Retail	3,007,681	—	—
Technology Hardware, Storage & Peripherals	14,036,204	—	—
Wireless Telecommunication Services	341,693	—	—
Affiliated Money Market Mutual Fund	44,728,481	—	—

Total	$718,562,254	$11,083,837	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2014 was as follows:

Oil, Gas & Consumable Fuels	11.8%
Pharmaceuticals	10.4
Diversified Financial Services	6.6
Affiliated Money Market Mutual Fund (including 4.2% of collateral received for securities on loan)	6.4
Banks	5.1
Health Care Providers & Services	5.0
Media	4.2
Capital Markets	4.2
Hotels, Restaurants & Leisure	4.0
Insurance	4.0
Food Products	3.9
Road & Rail	3.4
Consumer Finance	3.1
Diversified Telecommunication Services	2.9
Airlines	2.8
Electronic Equipment, Instruments & Components	2.4
Internet Software & Services	2.1
Machinery	2.0%
Technology Hardware, Storage & Peripherals	2.0
Metals & Mining	2.0
Aerospace & Defense	1.8
Food & Staples Retailing	1.8
Independent Power and Renewable Electricity Producers	1.7
Auto Components	1.6
Energy Equipment & Services	1.5
Semiconductors & Semiconductor Equipment	1.5
Communications Equipment	1.3
Personal Products	1.2
Automobiles	1.0
Software	1.0
Industrial Conglomerates	1.0
Specialty Retail	0.4

104.1
Liabilities in excess of other assets	(4.1)

100.0%

See Notes to Financial Statements.

14

The Fund invested in financial instruments during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting as well as instruments subject to collateral arrangements. The information about offsetting and related netting arrangements for assets and liabilities is presented in the summary below.

Offsetting of financial instrument assets and liabilities:

Description	Gross Amounts Recognized	Gross Amounts not subject to netting	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position
Assets:
Securities on Loan	$29,071,656	$—	$—	$29,071,656
Collateral Amounts Pledged/(Received):
Securities on Loan				(29,071,656)

Net Amount				$—

See Notes to Financial Statements.

Prudential Jennison Value Fund	15

Statement of Assets & Liabilities

as of February 28, 2014 (Unaudited)

Assets
Investments at value, including securities on loan of $29,071,656:
Unaffiliated investments (cost $468,407,512)	$684,917,610
Affiliated investments (cost $44,728,481)	44,728,481
Cash	20,963
Receivable for investments sold	10,700,356
Dividends receivable	961,357
Receivable for Fund shares sold	389,049
Tax reclaim receivable	81,268
Prepaid expenses	4,170

Total assets	741,803,254

Liabilities
Payable to broker for collateral for securities on loan	29,513,410
Payable for investments purchased	9,712,589
Payable for Fund shares reacquired	1,164,926
Management fee payable	300,750
Accrued expenses	266,647
Distribution fee payable	157,718
Affiliated transfer agent fee payable	76,485
Deferred trustees’ fees	1,222

Total liabilities	41,193,747

Net Assets	$700,609,507

Net assets were comprised of:
Shares of beneficial interest, at par	$334,378
Paid-in capital in excess of par	482,253,659

482,588,037
Undistributed net investment income	756,653
Accumulated net realized gain on investment and foreign currency transactions	754,719
Net unrealized appreciation on investments and foreign currencies	216,510,098

Net assets, February 28, 2014	$700,609,507

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share ($545,069,808 ÷ 25,979,913 shares of beneficial interest issued and outstanding)	$20.98
Maximum sales charge (5.50% of offering price)	1.22

Maximum offering price to public	$22.20

Class B
Net asset value, offering price and redemption price per share ($12,635,025 ÷ 616,513 shares of beneficial interest issued and outstanding)	$20.49

Class C
Net asset value, offering price and redemption price per share ($28,057,004 ÷ 1,369,760 shares of beneficial interest issued and outstanding)	$20.48

Class Q
Net asset value, offering price and redemption price per share ($24,255,160 ÷ 1,156,041 shares of beneficial interest issued and outstanding)	$20.98

Class R
Net asset value, offering price and redemption price per share ($12,881,150 ÷ 615,078 shares of beneficial interest issued and outstanding)	$20.94

Class X
Net asset value, offering price and redemption price per share ($27,252 ÷ 1,304 shares of beneficial interest issued and outstanding)	$20.90

Class Z
Net asset value, offering price and redemption price per share ($77,684,108 ÷ 3,699,217 shares of beneficial interest issued and outstanding)	$21.00

See Notes to Financial Statements.

Prudential Jennison Value Fund	17

Statement of Operations

Six Months Ended February 28, 2014 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $82,649)	$4,329,455
Affiliated income from securities loaned, net	59,771
Affiliated dividend income	6,726

Total income	4,395,952

Expenses
Management fee	1,940,139
Distribution fee—Class A	794,592
Distribution fee—Class B	62,313
Distribution fee—Class C	141,121
Distribution fee—Class R	46,401
Distribution fee—Class X	67
Transfer agent’s fees and expenses (including affiliated expense of $116,900)	457,000
Custodian’s fees and expenses	57,000
Shareholders’ reports	52,000
Registration fees	50,000
Legal fees and expenses	15,000
Trustees’ fees	12,000
Audit fee	11,000
Insurance expenses	5,000
Loan interest expense	306
Miscellaneous	10,428

Total expenses	3,654,367
Less: Distribution fee waiver—Class R	(15,467)

Net expenses	3,638,900

Net investment income	757,052

Realized and Unrealized Gain on Investment and Foreign Currency Transactions
Net realized gain on:
Investment transactions	45,697,040
Foreign currency transactions	673

45,697,713

Net change in unrealized appreciation (depreciation) on investments	36,877,127

Net gain on investment and foreign currency transactions	82,574,840

Net Increase In Net Assets Resulting From Operations	$83,331,892

See Notes to Financial Statements.

18

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended February 28, 2014	Year Ended August 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income	$757,052	$4,875,283
Net realized gain on investment and foreign currency transactions	45,697,713	87,807,128
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	36,877,127	70,457,091

Net increase in net assets resulting from operations	83,331,892	163,139,502

Dividends from net investment income (Note 1)
Class A	(2,674,635)	(4,261,131)
Class B	—	(34,986)
Class C	—	(68,234)
Class Q	(186,277)	(233,667)
Class R	(40,023)	(73,289)
Class X	(306)	(1,213)
Class Z	(554,300)	(932,449)

	(3,455,541)	(5,604,969)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	25,746,683	60,872,533
Net asset value of shares issued in reinvestment of dividends	3,155,001	5,106,872
Cost of shares reacquired	(65,732,005)	(357,581,722)

Net decrease in net assets from Fund share transactions	(36,830,321)	(291,602,317)

Total increase (decrease)	43,046,030	(134,067,784)

Net Assets:
Beginning of period	657,563,477	791,631,261

End of period(a)	$700,609,507	$657,563,477

(a) Includes undistributed net investment income of:	$756,653	$3,455,142

See Notes to Financial Statements.

Prudential Jennison Value Fund	19

Notes to Financial Statements

(Unaudited)

Prudential Investment Portfolios 7 (the “Portfolios”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end, management investment company and currently consists of Prudential Jennison Value Fund (the “Fund”). The investment objective of the Fund is capital appreciation.

Note 1. Accounting Policies

The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2 or 3) detailed in the table following the Portfolio of Investments.

Common stocks, exchange-traded funds and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy.

20

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst

Prudential Jennison Value Fund	21

Notes to Financial Statements

(Unaudited) continued

media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable

22

by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right to set-off existed and management has not elected to offset.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss, (other than distribution fees, which are charged to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually.

Prudential Jennison Value Fund	23

Notes to Financial Statements

(Unaudited) continued

Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .60% of the Fund’s average daily net assets up to $500 million, .50% of the next $500 million, .475% of the next $500 million and .45% of the average daily net assets in excess of $1.5 billion. The effective management fee rate was .57% of the Fund’s average daily net assets for the six months ended February 28, 2014.

24

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R, Class X and Class Z shares. In addition, the Fund has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), which, together with PIMS, serves as co-distributor of the Class X shares of the Fund. The Fund compensates PIMS and PAD, as applicable, for distributing and servicing the Fund’s Class A, Class B, Class C, Class R and Class X shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS or PAD. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS and PAD, as applicable, for distribution related activities at an annual rate of up to .30%, 1%, 1%, .75% and 1% of the average daily net assets of the Class A, B, C, R and X shares, respectively. PIMS has contractually agreed through December 31, 2014 to limit such expenses to .50% of the average daily net assets of the Class R shares.

Management has received the maximum allowable amount of sales charges for Class X shares in accordance with regulatory limits. As such, any contingent deferred sales charges received by the Manager are contributed back into the Fund and included in the Statement of Changes in Net Assets and Financial Highlights as a contribution to capital.

PIMS has advised the Fund that it has received $66,985 in front-end sales charges resulting from sales of Class A shares, during the six months ended February 28, 2014. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended February 28, 2014, it received $24, $9,642 and $1,115 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively.

PI, PIMS, PAD and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

Prudential Jennison Value Fund	25

Notes to Financial Statements

(Unaudited) continued

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s securities lending agent. For the six months ended February 28, 2014, PIM has been compensated $21,233 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended February 28, 2014, were $158,806,824 and $200,967,473, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2014 were as follows:

Tax Basis	$517,610,466

Appreciation	223,367,942
Depreciation	(11,332,317)

Net Unrealized Appreciation	$212,035,625

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended August 31, 2012 and August 31, 2013 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before August 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized approximately $80,854,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended August 31, 2013. No capital gains distributions are expected to be paid to shareholders until net gains have been

26

realized in excess of such losses. As of August 31, 2013, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2018	$40,469,000

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R, Class X and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase Class A shares in an amount of $1 million or more do not pay a front-end sales charge, but are subject to a contingent deferred sales charge (“CDSC”) of 1% for shares sold within 12 months of purchase. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are subject to a CDSC of 5%, which decreases by 1% annually to 1% in the fifth and six years and 0% in the seventh year. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are subject to a CDSC of 1% on shares redeemed within the first 12 months after purchase. Class X shares are subject to a CDSC of 6%, which decreases by 1% annually to 4% in the third and fourth years, by 1% annually to 2% in the sixth and seventh years, and 1% in the eighth year. Class X shares automatically convert to Class A shares on a monthly basis approximately ten years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class X shares are closed to new initial purchases. Class X shares are only available through exchanges from the same class of shares of certain other funds. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

Prudential Jennison Value Fund	27

Notes to Financial Statements

(Unaudited) continued

The Fund has authorized an unlimited number of shares of beneficial interest at $.01 par value divided into seven classes, designated Class A, Class B, Class C, Class Q, Class R, Class X and Class Z.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended February 28, 2014:
Shares sold	411,843	$8,225,115
Shares issued in reinvestment of dividends	128,310	2,593,107
Shares reacquired	(2,322,565)	(46,157,673)

Net increase (decrease) in shares outstanding before conversion	(1,782,412)	(35,339,451)
Shares issued upon conversion from Class B, Class X and Class Z	75,795	1,487,182
Shares reacquired upon conversion into Class Z	(13,321)	(266,182)

Net increase (decrease) in shares outstanding	(1,719,938)	$(34,118,451)

Year ended August 31, 2013:
Shares sold	1,078,961	$18,251,198
Shares issued in reinvestment of dividends	272,807	4,133,018
Shares reacquired	(6,541,375)	(107,101,145)

Net increase (decrease) in shares outstanding before conversion	(5,189,607)	(84,716,929)
Shares issued upon conversion from Class B, Class X and Class Z	177,038	2,969,088
Shares reacquired upon conversion into Class Z	(26,356)	(440,184)

Net increase (decrease) in shares outstanding	(5,038,925)	$(82,188,025)

Class B
Six months ended February 28, 2014:
Shares sold	49,329	$960,630
Shares reacquired	(58,030)	(1,126,371)

Net increase (decrease) in shares outstanding before conversion	(8,701)	(165,741)
Shares reacquired upon conversion into Class A	(74,406)	(1,424,896)

Net increase (decrease) in shares outstanding	(83,107)	$(1,590,637)

Year ended August 31, 2013:
Shares sold	122,577	$2,045,243
Shares issued in reinvestment of dividends	2,324	34,506
Shares reacquired	(158,681)	(2,617,042)

Net increase (decrease) in shares outstanding before conversion	(33,780)	(537,293)
Shares reacquired upon conversion into Class A	(172,445)	(2,831,254)

Net increase (decrease) in shares outstanding	(206,225)	$(3,368,547)

28

Class C	Shares	Amount
Six months ended February 28, 2014:
Shares sold	87,024	$1,695,305
Shares reacquired	(271,826)	(5,302,477)

Net increase (decrease) in shares outstanding before conversion	(184,802)	(3,607,172)
Shares reacquired upon conversion into Class Z	(1,096)	(21,597)

Net increase (decrease) in shares outstanding	(185,898)	$(3,628,769)

Year ended August 31, 2013:
Shares sold	233,003	$3,931,562
Shares issued in reinvestment of dividends	3,589	53,269
Shares reacquired	(392,514)	(6,444,287)

Net increase (decrease) in shares outstanding before conversion	(155,922)	(2,459,456)
Shares reacquired upon conversion into Class Z	(2,877)	(50,377)

Net increase (decrease) in shares outstanding	(158,799)	$(2,509,833)

Class Q
Six months ended February 28, 2014:
Shares sold	85,492	$1,729,841
Shares issued in reinvestment of dividends	9,226	186,277
Shares reacquired	(40,603)	(818,263)

Net increase (decrease) in shares outstanding before conversion	54,115	1,097,855
Shares issued upon conversion from Class Z	54,009	1,110,965

Net increase (decrease) in shares outstanding	108,124	$2,208,820

Year ended August 31, 2013:
Shares sold	103,485	$1,675,170
Shares issued in reinvestment of dividends	15,444	233,667
Shares reacquired	(188,951)	(3,226,296)

Net increase (decrease) in shares outstanding	(70,022)	$(1,317,459)

Class R
Six months ended February 28, 2014
Shares sold	113,834	$2,260,988
Shares issued in reinvestment of dividends	1,846	37,265
Shares reacquired	(130,724)	(2,599,177)

Net increase (decrease) in shares outstanding	(15,044)	$(300,924)

Year ended August 31, 2013
Shares sold	215,952	$3,715,924
Shares issued in reinvestment of dividends	4,462	67,509
Shares reacquired	(256,317)	(4,410,221)

Net increase (decrease) in shares outstanding	(35,903)	$(626,788)

Prudential Jennison Value Fund	29

Notes to Financial Statements

(Unaudited) continued

Class X	Shares	Amount
Six months ended February 28, 2014:
Shares issued in reinvestment of dividends	12	246
Shares reacquired	(51)	(1,015)

Net increase (decrease) in shares outstanding before conversion	(39)	(769)
Shares reacquired upon conversion into Class A	(2,722)	(54,231)

Net increase (decrease) in shares outstanding	(2,761)	$(55,000)

Year ended August 31, 2013:
Shares issued in reinvestment of dividends	75	$1,130
Shares reacquired	(754)	(12,908)

Net increase (decrease) in shares outstanding before conversion	(679)	(11,778)
Shares reacquired upon conversion into Class A	(4,451)	(75,448)

Net increase (decrease) in shares outstanding	(5,130)	$(87,226)

Class Z
Six months ended February 28, 2014:
Shares sold	537,704	$10,874,804
Shares issued in reinvestment of dividends	16,721	338,106
Shares reacquired	(484,597)	(9,727,029)

Net increase (decrease) in shares outstanding before conversion	69,828	1,485,881
Shares issued upon conversion from Class A and Class C	14,365	287,779
Shares reacquired upon conversion into Class A and Class Q	(54,359)	(1,119,020)

Net increase (decrease) in shares outstanding	29,834	$654,640

Year ended August 31, 2013:
Shares sold	1,872,692	$31,253,436
Shares issued in reinvestment of dividends	38,533	583,773
Shares reacquired	(14,846,274)	(233,769,823)

Net increase (decrease) in shares outstanding before conversion	(12,935,049)	(201,932,614)
Shares issued upon conversion from Class A and Class C	29,118	490,561
Shares reacquired upon conversion into Class A	(3,989)	(62,386)

Net increase (decrease) in shares outstanding	(12,909,920)	$(201,504,439)

Note 7. Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 5, 2013 through November 4, 2014. The Funds pay an

30

annualized commitment fee of 0.08% of the unused portion of the SCA. Prior to November 5, 2013, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended February 28, 2014. The Fund had an average outstanding balance of $858,556 for nine days at an average interest rate of 1.42%. At February 28, 2014, the Fund did not have an outstanding loan amount.

Prudential Jennison Value Fund	31

Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended February 28, 2014		Year Ended August 31,
			2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$18.65		$14.74	$14.01	$12.27	$11.67	$16.55
Income (loss) from investment operations:
Net investment income	.02		.12	.07	.05	.05	.07
Net realized and unrealized gain (loss) on investment transactions	2.41		3.93	.71	1.73	.59	(3.87)
Total from investment operations	2.43		4.05	.78	1.78	.64	(3.80)
Less Dividends and Distributions:
Dividends from net investment income	(.10)		(.14)	(.05)	(.04)	(.04)	(.12)
Distributions from net realized gains	-		-	-	-	-	(.96)
Total dividends and distributions	(.10)		(.14)	(.05)	(.04)	(.04)	(1.08)
Net asset value, end of period	$20.98		$18.65	$14.74	$14.01	$12.27	$11.67
Total Return(b):	13.05%		27.71%	5.57%	14.48%	5.44%	(20.76)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$545,070		$516,600	$482,632	$541,305	$543,424	$565,420
Average net assets (000)	$534,142		$496,591	$511,257	$614,287	$608,797	$518,332
Ratios to average net assets(c):
Expenses	1.08%	(d)	1.09%	1.07%	1.04%	1.07%	1.14%
Net investment income	.22%	(d)	.74%	.48%	.33%	.36%	.68%
Portfolio turnover rate	24%	(e)	30%	31%	56%	56%	60%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not Annualized.

See Notes to Financial Statements.

32

Class B Shares
	Six Months Ended February 28, 2014		Year Ended August 31,
			2013	2012	2011	2010		2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$18.19		$14.38	$13.72	$12.07	$11.52		$16.28
Income (loss) from investment operations:
Net investment income (loss)	(.05)		.01	(.03)	(.05)	(.04)		- (d)
Net realized and unrealized gain (loss) on investment transactions	2.35		3.84	.69	1.70	.59		(3.79)
Total from investment operations	2.30		3.85	.66	1.65	.55		(3.79)
Less Dividends and Distributions:
Dividends from net investment income	-		(.04)	-	-	-	(d)	(.01)
Distributions from net realized gains	-		-	-	-	-		(.96)
Total dividends and distributions	-		(.04)	-	-	-	(d)	(.97)
Net asset value, end of period	$20.49		$18.19	$14.38	$13.72	$12.07		$11.52
Total Return(b):	12.64%		26.85%	4.81%	13.67%	4.78%		(21.28)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,635		$12,727	$13,030	$18,493	$23,813		$30,905
Average net assets (000)	$12,566		$12,950	$15,355	$23,534	$29,060		$33,718
Ratios to average net assets(c):
Expenses	1.78%	(f)	1.79%	1.77%	1.74%	1.77%		1.84%
Net investment income (loss)	(.47)%	(f)	.06%	(.21)%	(.36)%	(.33)%		-% (e)
Portfolio turnover rate	24%	(g)	30%	31%	56%	56%		60%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) Less than .005%.

(f) Annualized.

(g) Not Annualized

See Notes to Financial Statements.

Prudential Jennison Value Fund	33

Financial Highlights

(Unaudited) continued

Class C Shares
	Six Months Ended February 28, 2014		Year Ended August 31,
			2013	2012	2011	2010		2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$18.18		$14.38	$13.72	$12.06	$11.52		$16.29
Income (loss) from investment operations:
Net investment income (loss)	(.05)		.01	(.03)	(.05)	(.04)		- (d)
Net realized and unrealized gain (loss) on investment transactions	2.35		3.83	.69	1.71	.58		(3.80)
Total from investment operations	2.30		3.84	.66	1.66	.54		(3.80)
Less Dividends and Distributions:
Dividends from net investment income	-		(.04)	-	-	-	(d)	(.01)
Distributions from net realized gains	-		-	-	-	-		(.96)
Total dividends and distributions	-		(.04)	-	-	-	(d)	(.97)
Net asset value, end of period	$20.48		$18.18	$14.38	$13.72	$12.06		$11.52
Total Return(b):	12.65%		26.78%	4.81%	13.76%	4.69%		(21.33)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28,057		$28,284	$24,651	$28,355	$28,713		$28,205
Average net assets (000)	$28,459		$26,554	$26,779	$32,039	$31,259		$27,260
Ratios to average net assets(c):
Expenses	1.78%	(e)	1.79%	1.77%	1.74%	1.77%		1.84%
Net investment income (loss)	(.48)%	(e)	.05%	(.22)%	(.37)%	(.33)%		(.02)%
Portfolio turnover rate	24%	(f)	30%	31%	56%	56%		60%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

34

Class Q Shares
	Six Months Ended February 28, 2014		Year Ended August 31, 2013	October 31, 2011(b) through August 31, 2012
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$18.68		$14.77	$14.21
Income (loss) from investment operations:
Net investment income	.07		.20	.15
Net realized and unrealized gain on investment transactions	2.41		3.92	.52
Total from investment operations	2.48		4.12	.67
Less Dividends:
Dividends from net investment income	(.18)		(.21)	(.11)
Net asset value, end of period	$20.98		$18.68	$14.77
Total Return(c):	13.30%		28.23%	4.83%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24,255		$19,577	$16,509
Average net assets (000)	$21,679		$18,609	$22,334
Ratios to average net assets(f):
Expenses	.64%	(d)	.64%	.62%	(d)
Net investment income	.67%	(d)	1.18%	1.06%	(d)
Portfolio turnover rate	24%	(e)	30%	31%	(e)

(a) Calculated based on average shares outstanding during the period.

(b) Commencement of offering.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Annualized.

(e) Not Annualized.

(f) Does not include expenses of the underlying portfolio in which the Fund invests.

See Notes to Financial Statements.

Prudential Jennison Value Fund	35

Financial Highlights

(Unaudited) continued

Class R Shares
	Six Months Ended February 28, 2014		Year Ended August 31,
			2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$18.60		$14.71	$13.98	$12.24	$11.64	$16.49
Income (loss) from investment operations:
Net investment income	-	(e)	.09	.04	.02	.02	.05
Net realized and unrealized gain (loss) on investment transactions	2.40		3.91	.71	1.73	.59	(3.85)
Total from investment operations	2.40		4.00	.75	1.75	.61	(3.80)
Less Dividends and Distributions:
Dividends from net investment income	(.06)		(.11)	(.02)	(.01)	(.01)	(.09)
Distributions from net realized gains	-		-	-	-	-	(.96)
Total dividends and distributions	(.06)		(.11)	(.02)	(.01)	(.01)	(1.05)
Net asset value, end of period	$20.94		$18.60	$14.71	$13.98	$12.24	$11.64
Total Return(b):	12.94%		27.38%	5.35%	14.30%	5.27%	(20.95)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$12,881		$11,721	$9,794	$10,446	$9,583	$5,582
Average net assets (000)	$12,477		$10,985	$10,660	$11,461	$8,448	$4,424
Ratios to average net assets(c):
Expenses after waiver(d)	1.28%	(f)	1.29%	1.27%	1.24%	1.27%	1.34%
Expenses before waiver	1.53%	(f)	1.54%	1.52%	1.49%	1.52%	1.59%
Net investment income	.02%	(f)	.53%	.28%	.13%	.18%	.47%
Portfolio turnover rate	24%	(g)	30%	31%	56%	56%	60%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R Shares.

(e) Less than $.005 per share.

(f) Annualized.

(g) Not Annualized.

See Notes to Financial Statements.

36

Class X Shares
	Six Months Ended February 28, 2014		Year Ended August 31,
			2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$18.58		$14.69	$13.96	$12.22	$11.62	$16.37
Income (loss) from investment operations:
Net investment income	.02		.14	.07	.06	.05	.08
Net realized and unrealized gain (loss) on investment transactions	2.41		3.90	.71	1.72	.58	(3.81)
Total from investment operations	2.43		4.04	.78	1.78	.63	(3.73)
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.15)	(.05)	(.04)	(.04)	(.09)
Distributions from net realized gains	-		-	-	-	-	(.96)
Total dividends and distributions	(.11)		(.15)	(.05)	(.04)	(.04)	(1.05)
Capital Contributions (Note 2):	-		-	- (d)	- (d)	.01	.03
Net asset value, end of period	$20.90		$18.58	$14.69	$13.96	$12.22	$11.62
Total Return(b):	13.09%		27.73%	5.65%	14.60%	5.51%	(20.42)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27		$76	$135	$314	$572	$1,032
Average net assets (000)	$54		$112	$232	$505	$909	$1,175
Ratios to average net assets(c):
Expenses	1.03%	(e)	1.04%	1.02%	.99%	1.02%	1.09%
Net investment income	.23%	(e)	.82%	.52%	.39%	.40%	.80%
Portfolio turnover rate	24%	(f)	30%	31%	56%	56%	60%

(a) Calculated based on average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Less than $.005 per share.

(e) Annualized.

(f) Not Annualized.

See Notes to Financial Statements.

Prudential Jennison Value Fund	37

Financial Highlights

(Unaudited) continued

Class Z Shares
	Six Months Ended February 28, 2014		Year Ended August 31,
			2013	2012	2011	2010	2009
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$18.69		$14.77	$14.05	$12.30	$11.69	$16.61
Income (loss) from investment operations:
Net investment income	.05		.16	.11	.09	.09	.10
Net realized and unrealized gain (loss) on investment transactions	2.41		3.95	.70	1.74	.59	(3.89)
Total from investment operations	2.46		4.11	.81	1.83	.68	(3.79)
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.19)	(.09)	(.08)	(.07)	(.17)
Distributions from net realized gains	-		-	-	-	-	(.96)
Total dividends and distributions	(.15)		(.19)	(.09)	(.08)	(.07)	(1.13)
Net asset value, end of period	$21.00		$18.69	$14.77	$14.05	$12.30	$11.69
Total Return(b):	13.22%		28.11%	5.83%	14.86%	5.78%	(20.54)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$77,684		$68,579	$244,881	$359,107	$303,166	$87,194
Average net assets (000)	$73,140		$93,588	$295,370	$403,570	$259,824	$80,680
Ratios to average net assets(c):
Expenses	.78%	(d)	.79%	.77%	.74%	.77%	.84%
Net investment income	.53%	(d)	.95%	.78%	.64%	.69%	.98%
Portfolio turnover rate	24%	(e)	30%	31%	56%	56%	60%

(a) Calculated based on average shares outstanding during the period.

(b) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c) Does not include expenses of the underlying portfolio in which the Fund invests.

(d) Annualized.

(e) Not Annualized.

See Notes to Financial Statements.

38

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • James E. Quinn • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Lee D. Augsburger, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Value Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON VALUE FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	PBEAX	PBQIX	PEICX	PJVQX	JDVRX	PEIZX
CUSIP	74440N102	74440N201	74440N300	74440N888	74440N607	74440N805

MF131E2    0260373-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 7

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	April 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	April 18, 2014

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	April 18, 2014